Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Jul. 25, 2018	Jan. 31, 2017
Ibibo Group [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment			$ 1,189
Intangible assets			153,860
Other non-current assets			20,499
Current assets and liabilities, net			(12,309)
Employee benefits			(605)
Equity stake in an associate			2,060
Total identifiable net assets assumed			164,694
Non-controlling interest			(617)
Goodwill			950,204
Total Consideration transferred			$ 1,114,281
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 49
Intangible assets		6,066
Other non-current assets	$ 223	22
Current assets and liabilities, net	38	464
Employee benefits		(57)
Deferred tax liabilities		(1,317)
Equity stake in an associate		411
Total identifiable net assets assumed		5,638
Goodwill	$ 261	6,304
Total Consideration transferred		$ 11,942